Stock-based compensation - Restricted stock units (Details) $ / shares in Units, $ in Thousands	3 Months Ended	8 Months Ended
	Apr. 30, 2022 USD ($) item $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares
RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Right to receive share | item	1
Shares
Unvested balance, at beginning of period (in shares)	5,091,852
Granted (in shares)	4,001,733
Exercised (in shares)	(166,667)
Forfeited (in shares)	(263,223)
Unvested balance, at end of period (in shares)	8,663,695	5,091,852
Weighted Average Grant Date Fair Value
Weighted Average Exercise Price Unvested balance, at beginning of period (in dollars per share) | $ / shares	$ 10.26
Granted (in dollars per share) | $ / shares	8.51
Exercised (in dollars per share) | $ / shares	10.75
Forfeited (in dollars per share) | $ / shares	9.39
Weighted Average Exercise Price Unvested balance, at end of period (in dollars per share) | $ / shares	$ 8.36	$ 10.26
Aggregate Intrinsic Value
Aggregate Intrinsic Value unvested | $	$ 46,351
Unrecognized equity-based compensation costs | $	$ 64,200
Cost expected to be recognized over a weighted-average period	2 years 10 months 24 days
Market-based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years
Share price | $ / shares	$ 12.50
Trading days | item	20
Consecutive trading days | item	30
Shares
Unvested balance, at beginning of period (in shares)	1,095,978
Granted (in shares)	304,821
Forfeited (in shares)	(94,736)
Unvested balance, at end of period (in shares)	1,306,063	1,095,978
Weighted Average Grant Date Fair Value
Weighted Average Exercise Price Unvested balance, at beginning of period (in dollars per share) | $ / shares	$ 8.43
Granted (in dollars per share) | $ / shares	7.54
Forfeited (in dollars per share) | $ / shares	7.33
Weighted Average Exercise Price Unvested balance, at end of period (in dollars per share) | $ / shares	$ 7.55	$ 8.43
Aggregate Intrinsic Value
Aggregate Intrinsic Value unvested | $	$ 6,987
Unrecognized equity-based compensation costs | $	$ 6,200
Cost expected to be recognized over a weighted-average period	1 year 6 months
Performance-based Restricted Stock Units
Shares
Unvested balance, at beginning of period (in shares)	24,876
Granted (in shares)		49,876
Exercised (in shares)		(12,500)
Expired (in shares)		12,500
Unvested balance, at end of period (in shares)		24,876
Aggregate Intrinsic Value
Aggregate Intrinsic Value granted | $		$ 500
Minimum | RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	3 years
Maximum | RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years